Stock Options - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Stock Options
Stock-based compensation expense	$ 743,274	$ 205,629
Unrecognized stock-based compensation expense	$ 6,900,425		$ 6,615,189
Share based compensation weighted average remaining contractual term, Granted	8 years 4 months 24 days
Options grant date fair value	$ 3.16	$ 1.53